August 14, 2008

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE

Washington, D.C. 20549

Re.           Baird Funds, Inc. (1933 Act Registration No. 333-40128; 140 Act File No. 811-09997)
 Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Baird Funds, Inc. (the “Funds”), we hereby file, pursuant to Rule 485(a)(2), Post-Effective Amendment No. 19 to the Funds’ Registration Statement on Form N-1A.  The purpose of the filing is to register a new mutual fund series of the Funds, to be named the Riverfront Long-Term Growth Fund.  The investment objective of this proposed fund is long-term capital appreciation, which the fund will seek to achieve primarily by investing in equity securities of domestic and foreign issuers across varying market capitalization ranges, styles and economic sectors.  The primary investment adviser to the new fund will be Robert W. Baird & Co. Incorporated, and the sub-adviser will be Riverfront Investment Group, LLC.

If you have any questions or comments regarding this filing, please contact the undersigned at 414-298-2474 or cmweber@rwbaird.com.

Thank you for your attention to this matter.

Sincerely,

/s/ Charles M. Weber

Charles M. Weber
Secretary
Baird Funds, Inc.

Enclosure